Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands					1 Months Ended					12 Months Ended
	Nov. 10, 2015	Nov. 25, 2014	Oct. 01, 2005	Sep. 30, 2005	May 31, 2011	May 31, 2010	Jun. 30, 2004	Sep. 30, 2001	May 31, 2000	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense not yet recognized										$ 241,037
Expected recognized period (in years)										2 years 18 days
Stock-based compensation expense										$ 156,148	$ 133,633	$ 117,990
Capitalized stock-based compensation expense										$ 4,242	2,987	3,958
Bit-isle
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense											1,191
2000 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant										3,001,796
Number of shares authorized										16,636,172
Percentage of fair market value of common stock on the grant date					85.00%				100.00%
Stock option expiration from grant date			7 years	10 years
Vesting period (in years)						4 years
2000 Director Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant										505,646
Number of shares authorized										594,403
Percentage of fair market value of common stock on the grant date									100.00%
Stock option expiration from grant date									10 years
2001 Supplemental Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant										260,498
Number of shares authorized										1,494,275
Stock option expiration from grant date			7 years	10 years
Vesting period (in years)								4 years
Minimum percentage of fair value of grant								85.00%
Common stock employee purchase plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant										3,427,867
Number of shares authorized							500,000
Number of additional shares authorized	9,020	3,197
Yearly increase in shares available for grant (percent)							2.00%
Percentage of purchase price reductions										15.00%
Offering period (in months)							24 months
Offering interval (in months)							6 months
Purchase discount from market price (percent)							85.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested and released, net										$ 227,359	$ 157,605	$ 141,980